Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2030 Fund - Fidelity Simplicity RMD 2030 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Dec. 15, 2022
Annual Return 2023	15.53%